UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
777 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  February 28, 2019

Item 1. Schedule of Investments.

ClearShares OCIO ETF
Schedule of Investments
February 28, 2019 (Unaudited)
Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS - 94.6%
	Global Equity - 62.0%
30,700	ARK Innovation ETF (a)	$1,429,392
51,637	First Trust NASDAQ Cybersecurity ETF	1,455,647
62,487	iShares Core MSCI EAFE ETF	3,767,341
75,021	iShares Core MSCI Total International Stock ETF	4,313,707
17,635	iShares Core S&P 500 ETF	4,943,443
73,235	iShares Edge MSCI Min Vol USA ETF	4,209,548
22,819	iShares Edge MSCI Multifactor Emerging Markets ETF (a)	971,633
145,977	iShares Edge MSCI Multifactor International ETF	3,826,057
56,008	iShares Edge MSCI USA Value Factor ETF	4,548,970
9,446	iShares MSCI Japan ETF	513,485
52,900	Schwab 1000 Index ETF	1,453,163
4,000	SPDR S&P 500 ETF Trust	1,114,720
87,135	Vanguard FTSE All-World ex-US ETF (a)	4,341,937
99,282	Vanguard FTSE Developed Markets ETF	4,050,706
115,842	Vanguard FTSE Emerging Markets ETF	4,821,344
29,798	Vanguard Growth ETF	4,532,276
17,969	Vanguard Russell 1000 Growth ETF (a)	2,724,639
19,298	Vanguard S&P 500 ETF	4,941,639
35,435	Vanguard Total Stock Market ETF (a)	5,083,505
37,625	Vanguard Value ETF	4,054,470
		67,097,622

	Fixed Income - 32.6%
49,339	Clearshares Ultra-Short Maturity ETF (b)	4,953,142
47,917	iShares Core Total USD Bond Market ETF (a)	2,387,225
38,894	iShares Core U.S. Aggregate Bond ETF	4,164,381
22,500	iShares iBonds Dec 2019 Term Corporate ETF	559,350
175,500	iShares iBonds Dec 2021 Term Corporate ETF (a)	4,313,790
17,060	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	1,730,908
5,559	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	509,260
37,374	Vanguard Intermediate-Term Bond ETF	3,076,254
50,337	Vanguard Short-Term Bond ETF (a)	3,975,113
52,709	Vanguard Short-Term Corporate Bond ETF (a)	4,164,538
26,333	Vanguard Short-Term Treasury ETF	1,584,193
48,761	Vanguard Total Bond Market ETF	3,892,103
		35,310,257
	TOTAL EXCHANGE-TRADED FUNDS (Cost $99,891,478)	102,407,879

	SHORT-TERM INVESTMENTS - 5.4%
	Money Market Funds - 5.4%
5,852,645	Invesco Short-Term Investment Trust - Government & Agency Portfolio - Institutional Class, 2.30% (c)	5,852,645
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,852,645)	5,852,645

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.9%
18,268,375	First American Government Obligations Fund, Class Z, 2.30% (c)	18,268,375
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $18,268,375)	18,268,375
	TOTAL INVESTMENTS - 116.9% (Cost $124,012,498)	126,528,899
	Liabilities in Excess of Other Assets - (16.9)%	(18,253,971)
	NET ASSETS - 100.0%	$108,274,928

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is out on loan as of February 28, 2019. Total value of securities out on loan is $17,782,746 or 16.4% of net assets.
(b)	Affiliated Exchange-Traded Fund.
(c)	Annualized seven-day yield as of February 28, 2019.

ClearShares Ultra-Short Maturity ETF
Schedule of Investments
February 28, 2019 (Unaudited)
Principal Amount	Security Description	Value
	REPURCHASE AGREEMENTS - 99.9%
4,500,000	Bank of New York Mellon - 2.60%, dated 02/07/19, matures 05/07/19, repurchase price $4,528,925
	(collateralized by various government agency obligations: Total Value $4,642,147) (a)	$4,500,000
5,000,000	Bank of New York Mellon - 2.51%, dated 02/22/19, matures 03/01/19, repurchase price $5,002,440
	(collateralized by various government agency obligations: Total Value $5,152,159) (a)	5,000,000
5,000,000	Bank of New York Mellon - 2.52%, dated 02/25/19, matures 03/04/19, repurchase price $5,002,450
	(collateralized by various government agency obligations: Total Value $5,151,181) (a)	5,000,000
5,100,000	Bank of New York Mellon - 2.53%, dated 02/26/19, matures 03/05/19, repurchase price $5,102,509
	(collateralized by various government agency obligations: Total Value $5,253,853) (a)	5,100,000
5,000,000	Bank of New York Mellon - 2.54%, dated 02/27/19, matures 03/06/19, repurchase price $5,002,469
	(collateralized by various government agency obligations: Total Value $5,150,467) (a)	5,000,000
5,500,000	Bank of New York Mellon - 2.75%, dated 02/28/19, matures 03/01/19, repurchase price $5,500,420
	(collateralized by various government agency obligations: Total Value $5,665,040) (a)	5,500,000
	TOTAL REPURCHASE AGREEMENTS (Cost $30,100,000)	30,100,000
	TOTAL INVESTMENTS - 99.9% (Cost $30,100,000)	30,100,000
	Other Assets in Excess of Liabilities - 0.1%	16,363
	NET ASSETS - 100.0%	$30,116,363

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.

Valuation Measurements (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Funds may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2019:

ClearShares OCIO ETF
Description^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 102,407,879	$ -	$ -	$ 102,407,879
Short-Term Investments	5,852,645	-	-	5,852,645
Investments Purchased with Proceeds From Securities Lending Collateral	18,268,375	-	-	18,268,375
Total Investments in Securities	$ 126,528,899	$ -	$ -	$ 126,528,899
^ See Schedule of Investments for further disaggregation of investment categories.

ClearShares Ultra-Short Maturity ETF
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$ -	$ 30,100,000	$ -	$ 30,100,000
Total Investments in Securities	$ -	$ 30,100,000	$ -	$ 30,100,000

For the period ended February 28, 2019, there were no transfers into or out of Level 3 for the Funds.

The following represents gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.
ClearShares OCIO ETF	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater Than 90 Days	Total
Money Markets	18,268,375	-	-	-	$ 18,268,375
Total Borrowings	18,268,375	-	-	-	$ 18,268,375
Due to the absence of a master netting agreement related to ClearShares OCIO ETF's participation in securities lending, no additional offsetting disclosures have been made on behalf of the fund for the total borrowings listed above.

The ClearShares OCIO ETF’s transactions with affiliates represent holdings of which the respective Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund’s investment adviser.

The ClearShares OCIO ETF had the following transaction during the period ended February 28, 2019 with affiliates:
	Share Activity				Period Ended February 28, 2019
Security Name	Balance June 1, 2018	Purchases	Sales	Balance February 28, 2019	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates
ClearShares Ultra-Short Maturity ETF	-	55,000	5,661	49,339	$ 4,953,142	$ 3,815	$ 2,165	$ 18,255

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)     /s/ Kristina R. Nelson
Kristina R. Nelson, President (Principal Executive Officer)

Date          4/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Kristina R. Nelson
Kristina R. Nelson, President (Principal Executive Officer)

Date          4/24/2019

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (Principal Financial Officer)

Date          4/24/2019

* Print the name and title of each signing officer under his or her signature.